Summary of Significant Accounting Policies (Policies) - SBA Defined Contribution Plan for Primis Bank	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”) with the exception of interest income on notes receivable from participants that is recorded as received. The Company believes the difference in recording this interest as received compared to as it is earned is not material to its financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates and assumptions.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income from notes receivable from participants is recorded when received. Other interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions	Contributions Contributions from the plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.
Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the plan document.

Payment of Benefits	Payment of Benefits Benefits are recorded upon distribution.
Administrative Expenses

Administrative Expenses

The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the plan document. Certain administrative functions are performed by employees of the Company. No such employee receives compensation from the Plan.